Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities		$ 114,699	$ 7,692
Energy Purchase Commitments [Member]
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities	$ 306,895,060
Future energy purchase commitments		96,201,541	$ 108,243,549
Energy Purchase Commitments [Member] | Enel Generación Chile S.A.
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities		$ 408,295